Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,209	$ 6,644
Accounts receivable, net	6,285	6,477
Inventories, net	4,446	4,079
Equity securities, at fair value (cost basis of $9,763 and $8,679, respectively)	9,472	10,552
Investments	39,614	17,469
Assets of discontinued operations		940
Property, plant and equipment, net	4,286	12,220
Operating lease right-of-use assets	351	371
Finance lease right-of-use asset	1,136	1,258
Deferred policy acquisition costs	1,814
Reinsurance balances receivable (net of current expected losses allowance of $121 and $0, respectively)	17,805
Funds deposited with reinsured companies	8,055
Goodwill	881	903
Assets held for sale	6,238
Other long-term assets	2,687	1,230
Total assets	110,279	62,143
Current liabilities:
Short-term debt	4,592	4,732
Accounts payable and accrued expenses	8,353	7,209
Deferred revenue and customer deposits	1,881	1,336
Loss and loss adjustment expense reserves	9,023
Unearned premium reserves	9,234
Operating lease liabilities	397	421
Finance lease liabilities	1,218	1,283
Long-term debt, net of current portion	5,369	5,461
Deferred income tax liabilities, net	3,354	3,200
Liabilities of discontinued operations	161	1,392
Other long-term liabilities	93	102
Total liabilities	43,675	25,136
Commitments, contingencies and concentrations
Stockholders’ Equity:
Preferred stock	22,365
Common stock, $0.001 par value; 100,000,000 shares authorized; 28,369,066 and 19,708,184 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	28	225
Additional paid-in capital	49,689	55,856
(Accumulated deficit) retained earnings	(2,161)	2,336
Treasury stock, 2,794,472 shares at cost as of December 31, 2023		(18,586)
Accumulated other comprehensive loss	(5,119)	(4,682)
Total stockholders’ equity	64,802	35,149
Equity attributable to non-controlling interest	1,802	1,858
Total stockholders’ equity	66,604	37,007	$ 46,698
Total liabilities and stockholders’ equity	110,279	62,143
FG Group Holdings Inc [Member]
Current assets:
Cash and cash equivalents		6,644	3,789
Accounts receivable, net		6,477	6,167
Inventories, net		4,079	3,389
Assets of discontinued operations		940	3,167
Other current assets		1,220	3,205
Total current assets		19,360	19,717
Property, plant and equipment, net		12,220	12,649
Operating lease right-of-use assets		371	310
Finance lease right-of-use asset		1,258	666
Equity holdings		28,021	37,522
Goodwill		903	882
Other long-term assets		10	7
Total assets		62,143	71,753
Current liabilities:
Accounts payable		3,667	4,371
Accrued expenses		3,542	3,366
Short-term debt		4,732	2,510
Current portion of long-term debt		457	216
Current portion of operating lease obligations		206	116
Current portion of finance lease obligations		268	117
Deferred revenue and customer deposits		1,336	1,787
Liabilities of discontinued operations		1,392	1,805
Total current liabilities		15,600	14,288
Operating lease obligations, net of current portion		215	257
Finance lease obligations, net of current portion		1,015	550
Long-term debt, net of current portion		5,004	5,004
Deferred income tax liabilities, net		3,200	4,851
Other long-term liabilities		102	105
Total liabilities		25,136	25,055
Commitments, contingencies and concentrations
Stockholders’ Equity:
Preferred stock
Common stock, $0.001 par value; 100,000,000 shares authorized; 28,369,066 and 19,708,184 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively		225	223
Additional paid-in capital		55,856	53,882
(Accumulated deficit) retained earnings		2,336	16,437
Treasury stock, 2,794,472 shares at cost as of December 31, 2023		(18,586)	(18,586)
Accumulated other comprehensive loss		(4,682)	(5,258)
Total stockholders’ equity		35,149	46,698
Equity attributable to non-controlling interest		1,858
Total stockholders’ equity		37,007	46,698
Total liabilities and stockholders’ equity		62,143	71,753
Strong Global Entertainment Inc [Member]
Current assets:
Cash and cash equivalents	5,111	5,470	3,615
Accounts receivable, net	6,299	6,476	6,148
Inventories, net	4,446	4,079	3,389
Assets of discontinued operations		940	3,167
Other current assets	1,264	1,062	2,881
Total current assets	17,120	18,027	19,200
Property, plant and equipment, net	1,488	1,592	4,607
Operating lease right-of-use assets	4,697	4,793	237
Finance lease right-of-use asset	1,136	1,201	606
Goodwill	881	903	882
Other long-term assets	26	10	6
Total assets	25,348	26,526	25,538
Current liabilities:
Accounts payable	3,642	3,544	4,102
Accrued expenses	2,975	3,112	2,685
Payable to FG Group Holdings Inc.	119	129	1,861
Short-term debt	2,453	2,456	2,510
Current portion of long-term debt	271	270	36
Current portion of operating lease obligations	403	397	64
Current portion of finance lease obligations	258	253	105
Deferred revenue and customer deposits	1,867	1,318	1,769
Liabilities of discontinued operations	161	1,392	1,805
Total current liabilities	12,149	12,871	14,937
Operating lease obligations, net of current portion	4,361	4,460	234
Finance lease obligations, net of current portion	904	971	502
Long-term debt, net of current portion	234	301	126
Deferred income tax liabilities, net	135	125	529
Other long-term liabilities	4	4	6
Total liabilities	17,787	18,732	16,334
Commitments, contingencies and concentrations
Stockholders’ Equity:
Preferred stock
Paid-in-capital related to Class A and Class B common stock	15,814	15,740
Additional paid-in capital		15,740
(Accumulated deficit) retained earnings	(2,785)	(2,712)
Accumulated other comprehensive loss	(5,468)	(5,234)	(5,024)
Net parent investment			14,228
Total stockholders’ equity	7,561	7,794	9,204
Total stockholders’ equity	7,561	7,794	9,204
Total liabilities and stockholders’ equity	$ 25,348	26,526	25,538
Strong Global Entertainment Inc [Member] | Common Class A [Member]
Stockholders’ Equity:
Common stock, $0.001 par value; 100,000,000 shares authorized; 28,369,066 and 19,708,184 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively
Strong Global Entertainment Inc [Member] | Common Class B [Member]
Stockholders’ Equity:
Common stock, $0.001 par value; 100,000,000 shares authorized; 28,369,066 and 19,708,184 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively